SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2018
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

2.            SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

(a)  Basis of presentation

The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

The accompanying consolidated financial statements contemplate the realization of assets and the satisfaction of liabilities in the normal course of business. The realization of assets and the satisfaction of liabilities in the normal course of business are dependent on, among other things, the Group's ability to operate profitably, to generate cash flows from operations, and its ability to attract investors and to borrow funds on reasonable economic terms.

The Company has suffered recurring losses from operations in the past 3 years. As of December 31, 2018, the Company's consolidated current liabilities exceed current assets in the amount of $ 54,679, and there was accumulated deficit in amount of $ 218,887. Historically, the Group has relied principally on equity financing to fund its operations and business development. In addition, the Group can adjust the pace of its operation expansion and control the operating expenses of the Group. On February 20, 2019, the Company obtained letter of support from its principal shareholder, Zall Cross-border E-commerce Investment Company Limited ("Zall”), pursuant to which Zall has agreed to provide the Company additional financial support to continue business operations. Therefore, the Group's consolidated financial statements have been prepared on a going concern basis.

(b)  Basis of consolidation

The consolidated financial statements include the financial statements of the Group, its subsidiaries, VIEs and the VIE’s subsidiary, in which the Company has a controlling financial interest. Equity interests of the Company’s subsidiaries that are not owned by the Company are referred to as non-controlling interests. All inter-company transactions and balances between the Company, its subsidiaries, VIEs and subsidiary of the VIE are eliminated upon consolidation.

The financial position and the results of its operations of Ezbuy Holding Co., Ltd, its subsidiaries and its VIE and VIE’s subsidiary have been consolidated with the Company beginning on December 10, 2018, the date of acquisition by the Company.

(c)  Non-controlling Interests

Non-controlling interests are classified as a separate component of equity / (deficit) in the consolidated balance sheets and consolidated statements of changes in equity / (deficit). Additionally, net loss attributable to non-controlling interests is reflected separately from consolidated net loss in the consolidated statements of operations and comprehensive loss and changes in equity / (deficit).

The Company records the non-controlling interest’s share of income or loss based on the percentage of ownership interest retained by the respective non-controlling interest holders. The net loss attributable to the Company is the total consolidated net loss less the net loss attributable to the non-controlling interests.

(d)  Use of estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and the reported amount of revenues and expenses in    the financial statements and accompanying notes. Actual results may differ from these estimates. The Group bases its estimates on historical experience and various other factors believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying value of assets and liabilities that are not readily apparent from other sources. Significant accounting estimates reflected in the Group’s financial statements include the useful lives of property, plant and equipment and intangibles with definite lives, the fair value determinations of share-based compensation awards and convertible promissory notes, the fair value determinations of identifiable assets acquired and liabilities assumed, inventory valuation, impairment of goodwill and intangible assets, and realization of deferred income tax assets.

(e)  Cash and cash equivalents

Cash and cash equivalents consist of cash on hand, demand deposits, highly liquid investments and term deposits with an original maturity of three months or less and are readily convertible to known amount of cash.

(f)  Restricted cash

Restricted cash consists of cash which is held under the Group’s name in an escrow account as deposits withheld by third party payment processing agencies and the deposits fluctuate with the volume of payment processed.

(g)  Inventories

Inventories represent products available for sale and are accounted for using the first-in-first-out method, and are valued at the lower of cost or net realizable value. Adjustments are recorded to write down the cost of inventory to the net realizable value due to slow-moving merchandise and broken assortments, which is dependent upon factors such as historical trends with similar merchandise, inventory aging, and historical and forecasted consumer demand. Write downs of $3,286,  $2,065 and $2,456 were recorded in cost of revenues in the consolidated statements of operations for the years ended December 31, 2016, 2017 and 2018, respectively.

(h)  Property and equipment, net

Property and equipment, net, resulting from direct purchase, is stated at cost less accumulated depreciation.

Property and equipment, resulting from the acquisitions of entities accounted for using the acquisition method of accounting, are estimated by management based on the fair value of assets acquired at the acquisition date.

Depreciation are calculated on a straight-line basis over the following estimated useful lives:

Useful lives

Leasehold improvements	Lesser of the lease term or estimated useful life of the assets
Furniture, fixtures and office equipment	0.2 - 5	years
Software and IT equipment	0.1 - 3	years
Vehicles	0.6 - 9	years

(i)  Acquired intangible assets, net

Intangible assets, other than goodwill, resulting from the acquisitions of entities accounted for using the acquisition method of accounting are estimated by management based on the fair value of assets acquired at the acquisition date.

Identifiable intangible assets are carried at cost less accumulated amortization. Amortization of the intangible assets with definite life are computed using the straight-line method over the estimated useful lives.

	Useful lives

Domain name/Trade name	Indefinite life
Technology	3-5	years
Members	4	years
Branding	10	years
In-progress orders	0.1	year

(j)  Long-term investments

The Group’s long-term investments consist of equity investment without readily determinable fair value and equity method investment.

Equity investments without readily determinable fair value

Prior to adopting ASU 2016-01 Financial Instruments-Overall: Recognition and Measurement of Financial Assets and Financial Liabilities, on January 1, 2018, investment in an entity where the Group does not have readily determinable fair value and the Group does not have significant influence, is accounted for using the cost method. The Group only adjusts for other-than-temporary declines in fair value and distributions of earnings that exceed the Group’s share of earnings since its investment.

Management regularly evaluated the impairment of the cost method investments based on performance and financial position of the investee as well as other evidence of market value. Such evaluation included, but was not limited to, reviewing the investee’s cash position, recent financing, projected and historical financial performance, cash flow forecasts and financing needs. The Group did not record any impairment loss on its cost method investment during the years ended December 31, 2016 and 2017.

Subsequent to the Group’s adoption of ASU 2016-01 on January 1, 2018, equity investments, except for those accounted for under the equity method, those that result in consolidation of the investee and certain other investments, are measured at fair value, and any changes in fair value are recognized in earnings. For equity securities without readily determinable fair value and do not qualify for the existing practical expedient in Accounting Standards Codification (“ASC”) Topic 820, Fair Value Measurements and Disclosures (“ASC 820”) to estimate fair value using the net asset value per share (or its equivalent) of the investment, the Company elected to use the measurement alternative to measure those investments at cost, less any impairment, plus or minus changes resulting from observable price changes in orderly transactions for identical or similar investments of the same issuer, if any.

Pursuant to ASU 2016-01, for equity investments measured at fair value with changes in fair value recorded in earnings, the Company does not assess whether those securities are impaired. For those equity investments that the Company elects to use the measurement alternative, the Company makes a qualitative assessment of whether the investment is impaired at each reporting date. If a qualitative assessment indicates that the investment is impaired, the entity has to estimate the investment’s fair value in accordance with the principles of ASC 820. If the fair value is less than the investment’s carrying value, the entity has to recognize an impairment loss in net income equal to the difference between the carrying value and fair value. The Group did not record any impairment loss on its equity investment without readily determinable fair value during the year ended December 31, 2018.

Equity method investment

Investment in an entity where the Group can exercise significant influence, but not control, is accounted for using the equity method. Whether or not the Group can exercise significant influence with respect to an equity investee depends on an evaluation of several factors including, among others, the Group’s representation on the investee’s board of directors and ownership level, which is generally a 20% to 50% interest in the voting securities of the investee. Under the equity method, the investment is initially recorded at cost and adjusted for the Group’s share of undistributed earnings or losses of the investee.

The management regularly evaluates the impairment of the equity investment based on performance and the financial position of the investee as well as other evidence of market value. Such evaluation includes, but is not limited to, reviewing the investee’s cash position, recent financings, projected and historical financial performance, cash flow forecasts and financing needs. An impairment charge is recorded when the carrying amount of the investment exceeds its fair value and this condition is determined to be other-than-temporary. The Group did not record any impairment loss on its equity method investment during the years ended December 31, 2016, 2017 and 2018.

(k)  Impairment of long-lived assets and intangible assets with definite life

Long-lived assets, such as property and equipment and definite-lived intangible assets, are stated at cost less accumulated depreciation or amortization.

The Group evaluates the recoverability of long-lived assets, including identifiable intangible assets with determinable useful lives, whenever events or changes in circumstances indicate that a long-lived asset’s carrying amount may not be recoverable. The Group measures the carrying amount of long-lived asset against the estimated undiscounted future cash flows associated with it. Impairment exists when the sum of the expected future net cash flows is less than the carrying value of the asset being evaluated. Impairment loss is calculated as the amount by which the carrying value of the asset exceeds its fair value. Fair value is estimated based on various valuation techniques, including the discounted value of estimated future cash flows. The evaluation of asset impairment requires the Group to make assumptions about future cash flows over the life of the asset being evaluated. These assumptions require significant judgment and actual results may differ from assumed and estimated amounts.

(l)  Impairment of goodwill and indefinite-lived intangible assets

Goodwill and intangible assets deemed to have indefinite useful lives are not amortized, but tested for impairment annually as of December 31 or more frequently if event and circumstances indicate that they might be impaired.

Goodwill represents the excess of the purchase price over the fair value of identifiable net assets acquired in business combinations. ASC 350-20, Goodwill, permits the Group to first assess qualitative factors to determine whether it is "more likely than not" that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the quantitative impairment test, using a two - step approach. If this is the case, the two-step goodwill impairment test is required. If it is more likely-than-not that the fair value of a reporting unit is greater than its carrying amount, the two-step goodwill impairment test is not required.

If the two-step goodwill impairment test is required, the first step compares the fair values of each reporting unit to its carrying amount, including goodwill. If the fair value of a reporting unit exceeds its carrying amount, goodwill is not considered impaired and the second step will not be required. If the carrying amount of a reporting unit exceeds its fair value, the second step compares the implied fair value of the affected reporting unit’s goodwill to the carrying value of that goodwill. The implied fair value of goodwill is determined in a manner similar to accounting for a business combination with the allocation of the assessed fair value determined in the first step to the assets and liabilities of the reporting unit. The excess of the fair value of the reporting unit over the amounts assigned to the assets and liabilities is the implied fair value of goodwill. This allocation process is only performed for purposes of evaluating goodwill impairment and does not result in an entry to adjust the value of any assets or liabilities. An impairment loss is recognized for any excess in the carrying value of goodwill over the implied fair value of goodwill. In estimating the fair value of each reporting unit the Group estimates the future cash flows of each reporting unit, the Group has taken into consideration the overall and industry economic conditions and trends, market risk of the Group and historical information.

An intangible asset that is not subject to amortization is tested for impairment at least annually or if events or changes in circumstances indicate that the asset might be impaired. Such impairment test compares the fair values of assets with their carrying value amounts and an impairment loss is recognized if and when the carrying amounts exceed the fair values. The estimates of fair values of intangible assets not subject to amortization are determined using various discounted cash flow valuation methodologies. Significant assumptions are inherent in this process, including estimates of discount rates.

              (m)  Business combinations

The Company accounts for its business combinations using the purchase method of accounting in accordance with ASC Topic 805, Business Combinations. The purchase method of accounting requires that the consideration transferred to be allocated to the assets, including separately identifiable assets and liabilities the Company acquired, based on their estimated fair values. The consideration transferred in an acquisition is measured as the aggregate of the fair values at the date of exchange of the assets given, liabilities incurred, and equity and debt instruments issued as well as the contingent considerations as of the acquisition date. The costs directly attributable to the acquisition are expensed as incurred. Identifiable assets, liabilities and contingent liabilities acquired or assumed are measured separately at their fair value as of the acquisition date, irrespective of the extent of any non-controlling interests. The excess of (i) the total of cost of acquisition, fair value of the non-controlling interests and acquisition date fair value of any previously held equity interest in the acquiree over (ii) the fair value of the identifiable net assets of the acquiree, is recorded as goodwill. If the cost of acquisition is less than the fair value of the net assets of the subsidiary acquired, the difference is recognized directly in earnings.

(n)  Treasury shares, at cost

Treasury shares represent shares of the Company’s stock that have been issued, repurchased by the Company, and that have not been retired or canceled. These shares have no voting rights and are not entitled to receive dividends and are excluded from the weighted average outstanding shares in calculation of net income per share. Treasury shares are recorded at cost.

(o)  Revenue recognition

The Group recognizes revenue (i) from product sales of apparel and other general merchandise through its websites and other online platforms, and (ii) from logistic services to small businesses in China.

Periods prior to January 1, 2018

Product sales

The Group recognizes revenue from the sale of apparel and other general merchandise through its websites and other online platforms.

Prior to January 1, 2018, the Group recognizes revenue when the following four revenue recognition criteria are met: (i) persuasive evidence of an arrangement exists, (ii) delivery has occurred, (iii) the selling price is fixed or determinable, and (iv) collectability is reasonably assured.

Revenue is stated net of value added tax (“VAT”), discounts and return allowances.

The Group defers the recognition of revenue and the related product costs for shipments that are in-transit to the customer. Payments received in advance of delivery are classified as advances from customers. The Group recognizes the revenue at the time the customers receive the products even for international shipment. Amounts collected by delivery service providers but not remitted to the Group are classified as accounts receivable on the consolidated balance sheets.

Certain employees of the Group register in supplemental online outlets under their own name as these websites require registration using identity cards of individuals to sell the Group’s product on behalf of the Group. The Group has contractual arrangements with these employees which require them to transfer customers’ payments received to the Group for the sale of the products. The Group evaluates the sales transactions performed by these employees on behalf of the Group to determine whether to recognize the revenues on a gross or net basis. The determination is based upon an assessment as to whether the Group acts as a principal or agent when selling the products. All of the revenues involving employees performing sales transactions on the supplemental online outlets on behalf of the Group are currently accounted for on a gross basis since the Group is the primary obligor, has general and physical inventory risk, latitude in establishing prices, discretion in supplier selection and credit risks. Such sales transactions ceased in the year ended December 31, 2018.

In arrangements whereby certain suppliers place the products at the Group’s premises, the risk and rewards of ownership of the products passed to the Group upon confirmation of orders by the Group’s customers. All of the revenues involving these arrangement are accounted for on a gross basis since the Group is the primary obligor, has physical inventory risk, latitude in establishing prices, discretion in supplier selection and credit risks.

The Group periodically provides incentive offers to its customers to encourage purchases. Current discount offers, when accepted by its customers, are treated as a reduction to the purchase price of the related transaction and are included as a net amount in revenue. The Group also provides discount reward, which may only be used in the future, to customers who have made a current purchase. As the right of receiving future discount does not represent a significant and incremental discount to the customer, the discount is treated as a reduction of revenue when the future transaction takes place.

Promotional free products, which cannot be redeemed for cash are normally shipped together with current qualified sales. Cost of these promotional items or free products are recorded as cost of sales when the revenue of the current qualified sales is recognized.

The Group allows customers to return goods within a period of time subsequent to the delivery of the goods purchased. The Group changed its sales return policy in 2017 to offer returns for items from 30 days to 14 days of receipt of shipment. The Group estimates return allowance based on historical experience. The estimation of return allowances is adjusted to the extent that actual returns differ, or are expected to differ. Changes in the estimated return allowance are recognized through a cumulative catch-up adjustment in the period of change and will impact the amount of revenues in that period.

Outbound shipping charges to customers are included as a part of the revenues. Outbound shipping-related costs are included in the cost of product sales.

Prior to January 1, 2018, VAT on sales is calculated at 17% on revenue from sale of products in the PRC and paid after deducting input-VAT on purchases. The net VAT balance between input-VAT and output-VAT is reflected in the consolidated financial statement as prepaid expenses and other current assets or accrued expenses and other current liabilities.

Service

The Group derive services revenue mainly from provision of logistic services to small businesses in China. Prior to January 1, 2018, service revenue is recognized when persuasive evidence of an arrangement exists, service has been performed, the fee is fixed or determinable and collectability is reasonably assured. Revenue for logistic services are recognized when the packages are delivered to the recipients.

Period commencing January 1, 2018

The Group adopted Accounting Standards Update (or ASU) 2014-09 - Revenue from Contracts with Customers on January 1, 2018. The Company applied ASU 2014-09 using the modified retrospective method for contracts which were not completed at the date of initial adoption. Results for reporting periods beginning after January 1, 2018 are presented under the new revenue recognition, while prior period amounts are not adjusted and continue to be reported in accordance with ASC 605, Revenue Recognition.

Since the adoption of Accounting Standards Update (or ASU) 2014-09 - Revenue from Contracts with Customers, starting from January 1, 2018, the Group recognizes revenues upon the satisfaction of its performance obligation (upon transfer of control of promised goods or services to customers) in an amount that reflects the consideration to which the Group expects to be entitled to in exchange for those goods or services, excluding amounts collected on behalf of third parties (for example, value added taxes). For each performance obligation satisfied over time, the Group recognizes revenue over time by measuring the progress toward complete satisfaction of that performance obligation. If the Group does not satisfy a performance obligation over time, the performance obligation is satisfied at a point in time.

The adoption of new revenue standard did not impact retained earnings as of January 1, 2018.

Product sales

The Group identified one performance obligation which is to sell products to customers through its websites and other online platforms. Revenue of product sales is recognized on a gross basis and presented as product sales on the consolidated statements of operations, because (i) the Group is primarily responsible for fulfilling the promise to provide the specified products; (ii)the Group bears the physical and general inventory risk once the products are delivered to its warehouses; (iii) the Group has discretion in establishing price.

The Group established a membership program whereby a registered member earns certain points for visiting one of the Group’s websites. Points could only be redeemed in connection with a future purchase. Such points, when redeemed, were treated as a reduction of revenue at the time of future purchase. Since the points were earned not based on past sales transactions, no accrual was made at the time when earned by the registered members.

Product sales, net of discounts, return allowances and VAT, are recognized at the point in time when customers accept the products upon delivery. Revenues are measured as the amount of consideration the Group expects to receive in exchange for transferring products to consumers. Return allowances, which reduce revenue, are estimated utilizing the expected value method based on historical experience of returns. The Group allows customers to return the goods with no quality-related issues within 14 days of receipt of shipment, and to return the goods with quality-related issues within 12 months of receipt of shipment. Liabilities for return allowances are included in “Accrued expenses and other” and were $1,236, and $1,336 as of December 31, 2017, and 2018.

The Group utilizes delivery service providers to deliver products to its consumers ("shipping activities") but the delivery service is not considered as a separate obligation as the shipping activities are performed before the consumers obtain control of the products. Therefore, shipping activities are not considered a separate promised service to the consumers but rather are activities to fulfill the Group's promise to transfer the products. Outbound shipping charges to customers are included as a part of the revenues and outbound shipping-related costs are recorded as cost of product sales. Shipping costs incurred for sales of products and recognized as cost of product sales were $59,964,  $60,131 and $51,731 for the years ended December 31, 2016, 2017 and 2018, respectively.

Service

The Group derive services revenue mainly from provision of logistic services to small businesses in China. Revenues are recognized over the delivery period since the customers simultaneously receive and consume benefits provided by the Group’s performance as the Group performs during the delivery period.

(p)  Contract Balances

Timing of revenue recognition may differ from the timing of invoicing to customers. Accounts receivable represents amounts invoiced and revenue recognized prior to invoicing when the Group has satisfied its performance obligation and has the unconditional right to payment. Accounts receivable consist of accounts receivable for logistic services, account receivable for cash collected by the delivery service providers on behalf of the Group and accounts receivable for cash collected by supplemental online outlets. The Group considers many factors in assessing the collectability of its accounts receivable, such as the age of the amounts due, the customer’s payment history, creditworthiness, financial conditions of the customers and industry trend. An allowance for doubtful accounts is recorded in the period in which a loss is determined to be probable. As of December 31, 2017 and 2018, the allowance of doubtful accounts were nil and $533, respectively.

A contract liability is recognized when the Group has an obligation to transfer goods or services to a customer for which the Group has received consideration from the customer, or for which an amount of consideration is due, from the customer. It is included in advance from customers on the consolidated balance sheets.

In accordance with the new revenue standard requirements, the disclosure of the impact of adoption on the consolidated balance sheet was as follows:

			Amounts without
	As of		adoption of
	December 31, 2018	Adjustments	ASU 2014-09
Contract liability	$10,246	$209	$10,455
Accrued expenses and other current liabilities	$22,688	$(209)	$22,479

Changes in the Group’s contract liability are presented in the following table for the year ended December 31, 2018:

For the year ended
December 31, 2018
Contract liability as of January 1, 2018	$5,248
Cash received in advance, net of VAT	199,899
Revenue recognized from opening balance of contract liability	(5,248)
Revenue recognized from contract liability arising during current year	(189,653)
Contract liability as of December 31, 2018	$10,246

The Company has elected the practical expedient not to disclose the information about remaining performance obligations which are part of contracts that have an original expected duration of one year or less.

(q)  Cost of revenues

Product sales

Cost of goods sold primarily consists of the purchase price of consumer products sold by the Group on its websites, inbound and outbound shipping charges, packaging supplies and inventory write-down. Shipping charges to receive products from its suppliers are included in inventory cost, and recognized as cost of sales upon sale of products to its customers.

Services

Cost of services primarily consists of the shipping charges and cost of packaging supplies directly incurred relating to logistic services. Shipping charges are recognized as cost of revenue over the delivery period when the goods are delivered to destination.

               (r)  Fulfillment

Fulfillment costs represent those costs incurred in operating and staffing the Group’s fulfillment and customer service centers, including (i) costs attributable to buying, receiving, inspecting, and warehousing inventories, (ii) picking, packaging, and preparing customer orders for shipment, and (iii) payment processing and related transaction costs.

(s)  Selling and marketing

Selling and marketing expenses consist primarily of search engine marketing and advertising, affiliate market program expenditure, public relations expenditures; and payroll and related expenses for personnel engaged in selling, marketing and business development. The Group pays to use certain relevant key words relating to its business on major search engines and the fee is on a “cost-per-click” basis. The Group also pays commissions to participants in its affiliate program when customer referrals result in product sales, and the Group classifies such costs as selling and marketing expenses in the consolidated statements of operations. Advertising expense includes fees paid to on-line advertisers who assist the Group to advertise at targeted websites. Such fees are paid at fixed rate or calculated based on volume directed to the Group’s website. The advertising expense for the years ended December 31, 2016, 2017 and 2018 were $53,827,  $62,767 and $43,308, respectively.

               (t)  General and administrative

General and administrative expenses consist of payroll and related expenses for employees involved in general corporate functions such as accounting, finance, tax, legal, and human resources; costs associated with the use by these functions of facilities and equipment, such as depreciation expense and rent; professional fees and other general corporate costs. Also included in general and administrative expenses are payroll and related expenses for employees involved in product research and development, and systems support, as well as server charges and costs associated with telecommunications. The research and development expense for the years ended December 31, 2016, 2017 and 2018 were $6,702,  $5,207 and $5,694, respectively.

General and administrative expenses also include credit losses relating to fraudulent credit card activities which resulted in chargebacks from the payment processing agencies. The Group estimates chargebacks based on historical experience. The estimation of chargebacks is adjusted to the extent that actual chargebacks differ, or are expected to differ. The chargeback expense for the years ended December 31, 2016, 2017 and 2018 were $2,354,  $2,929 and $2,938, respectively.

(u)  Fair value

Fair value is the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

Authoritative literature provides a fair value hierarchy, which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The level in the hierarchy within which the fair value measurement in its entirety falls is based upon the lowest level of input that is significant to the fair value measurement as follows:

•	Level 1-inputs are based upon unadjusted quoted prices for identical instruments traded in active markets.
•

Level 2-inputs are based upon quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active and model-based valuation techniques for which all significant assumptions are observable in the market or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

•

Level 3-inputs are generally unobservable and typically reflect management’s estimates of assumptions that market participants would use in pricing the asset or liability. The fair values are therefore determined using model-based techniques that include option pricing models, discounted cash flow models, and similar techniques.

(v)  Financial instruments and fair value measurements

Financial instruments of the Group primarily consist of cash and cash equivalents, restricted cash, accounts receivable, receivable from processing agencies, long-term rental deposits, accounts payable, amounts due to related parties, convertible promissory notes, deposit liability, accrued expenses and other current liabilities and long-term payable.

The carrying values of cash and cash equivalents, restricted cash, accounts receivable, receivable from processing agencies, accounts payable, amounts due to related parties, deposit liability and accrued expenses and other current liabilities as of December 31, 2017 and 2018 approximate their fair values due to short-term maturities.

The Group no longer uses the cost method of accounting for long-term investments as it was applied before, since the Group adopted the ASU 2016-01 Financial Instruments-Overall: Recognition and Measurement of Financial Assets and Financial Liabilities, since January 1, 2018. After management's assessment of each of the equity investments except those accounted for under the equity method described in Note 8, management concluded that investments do not have readily determinable fair values, and elects the measurement alternative.

The Group measures convertible promissory notes at fair value on a recurring basis. Convertible promissory notes being recognized in its entirety at fair value were measured at fair value using unobservable inputs. It is categorized in Level 3 of the fair value hierarchy.

The carrying amount of long-term payable approximates fair value as the related interest rates approximate rates currently offered by financial institutions for similar debt instruments of comparable maturities, and the Group discloses the fair value of its long-term payable based on Level 2 inputs in Note 20.

Goodwill, long-term investments and other intangible assets are measured at fair value on a nonrecurring basis when impairment is recognized. The Group estimated the fair value of a reporting unit using the discounted cash flow method under the income approach. The discounted cash flows were based on five years financial forecasts developed by management for planning purposes and estimated discount rates. Cash flows beyond the forecasted period were estimated using a terminal value calculation. The fair values of intangible asset were determined based on various valuation methods, including the replacement cost method, the relief from royalty method and the excess earning method.

The following table present the fair value hierarchy for the liabilities measured at fair value on a recurring basis at December 31, 2018:

	December 31, 2018
	Level 1	Level 2	Level 3	Total Fair Value
Liabilities:
Convertible promissory notes	$—	$—	$51,922	$51,922

(w)  Foreign currency translation

The Company’s functional currency is the U.S. dollar (“US$”). The Company’s subsidiaries, VIEs and its VIEs’ subsidiary determine their functional currencies based on the criteria of ASC topic 830, Foreign Currency Matters.

Monetary assets and liabilities denominated in currencies other than the functional currency are translated into the functional currency at the rates of exchange ruling at the balance sheet date. Transactions in currencies other than the functional currency during the year are converted into functional currency at the applicable rates of exchange prevailing when the transactions occurred. Transaction gains and losses are recognized in the consolidated statements of operations.

The Group’s entities with functional currency of Renminbi (“RMB”), Euro (“EUR”), Singapore Dollar (“SGD”), Malaysian Ringgit (“RM”), Thailand Baht (“THB”) and Indonesian Rupiah (“IDR”), translate their operating results and financial position into the US$, the Group’s reporting currency. Assets and liabilities are translated using the exchange rates in effect on the balance sheet date. Revenues, expenses, gains and losses are translated using the average rate for the year. Translation adjustments are reported as cumulative translation adjustments and are shown as a separate component of other comprehensive loss.

(x)  Income taxes

Income taxes are provided using the asset and liability method. Under this method, deferred income taxes are recognized for tax credits and net operating losses available for carry forwards and significant temporary differences. A valuation allowance is provided to reduce the amount of deferred tax assets if it is considered more likely than not that some portion of, or all of the deferred tax assets will not be realized. Current income taxes are provided for in accordance with the laws and regulations applicable to the Group as enacted by the relevant tax authorities.

The impact of an uncertain income tax position on the income tax return must be recognized at the largest amount that is more-likely-than not to be sustained upon audit by the relevant tax authority. An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained. Interest and penalties on income taxes will be classified as a component of the provisions for income taxes. The Group did not recognize any income tax due to uncertain tax position or incur any interest and penalties related to potential underpaid income tax expenses for the years ended December 31, 2016, 2017 or 2018, respectively.

(y)  Comprehensive loss

Comprehensive loss includes net loss and foreign currency translation adjustments and is reported in the consolidated statements of comprehensive loss.

(z)  Share-based compensation

Share-based payment transactions with employees, such as share options are measured based on the grant date fair value of the equity instrument. The Group has elected to recognize compensation expense using the straight-line method for all employee equity awards granted with graded vesting provided that the amount of compensation cost recognized at any date is at least equal to the portion of the grant-date value of the options that are vested at that date, over the requisite service period of the award, which is generally the vesting period of the award. The estimate of forfeitures will be adjusted over the requisite service period to the extent that actual forfeitures differ, or are expected to differ, from such estimates. Changes in estimated forfeitures will be recognized through a cumulative catch-up adjustment in the period of change and will also impact the amount of share-based compensation expense to be recognized in future periods.

Changes in the terms or conditions of share options are accounted as a modification under which the Group calculate whether there is any excess of the fair value of the modified option over the fair value of the original option immediately before its terms are modified, measured based on the share price and other pertinent factors at the modification date.  For vested options, the Group recognizes incremental compensation cost in the period of the modification occurred and for unvested options, the Group recognizes, over the remaining requisite service period, the sum of the incremental compensation cost and the remaining unrecognized compensation cost for the original award on the modification date.

(aa) Leases

Leases are classified at the inception date as either a capital lease or an operating lease.

The Group assesses a lease to be a capital lease if any of the following conditions exist: a) ownership is transferred to the lessee by the end of the lease term, b) there is a bargain purchase option, c) the lease term is at least 75% of the property’s estimated remaining economic life or d) the present value of the minimum lease payments at the beginning of the lease term is 90% or more of the fair value of the leased property to the lessor at the inception date. A capital lease is accounted for as if there was an acquisition of an asset and an incurrence of an obligation at the inception of the lease.

All other leases are accounted for as operating leases wherein rental payments are expensed on a straight-line basis over the periods of their respective lease terms. The Group leases office space and warehouses under operating lease agreements. Certain of the lease agreements contain rent holidays. Rent holidays are considered in determining the straight-line rental expense to be recorded over the lease term. The lease term begins on the date of initial possession of the lease property for purposes of recognizing lease expense on straight-line basis over the term of the lease.

               (bb) Earnings / (loss) per share

Basic earnings / (loss) per ordinary share is computed by dividing net income / (loss) attributable to ordinary shareholders by weighted average number of ordinary shares outstanding during the period.

Diluted earnings per ordinary share reflects the potential dilution that could occur if securities were exercised or converted into ordinary shares and is calculated by dividing net income attributable to ordinary shareholders by the weighted average number of ordinary and dilutive ordinary equivalent shares outstanding during the year. Ordinary equivalent shares consist of shares issuable upon convertible promissory notes using the if-converted method, and ordinary shares issuable upon the vest of nonvested shares or exercise of outstanding share options (using the treasury stock method). Ordinary equivalent shares are calculated based on the most advantageous conversion rate or exercise price from the standpoint of the security holder. Ordinary equivalent shares are not included in the denominator of the diluted loss per share calculation when inclusion of such shares would be anti-dilutive.

               (cc) Significant risks and uncertainties

The Group participates in an industry with rapid changes in regulations, customer demand and competition and believes that changes in any of the following areas could have a material adverse effect on the Group’s future financial position, results of operations, or cash flows: advances and trends in e-commerce industry; changes in certain supplier and vendor relationships; regulatory or other PRC related factors; and risks associated with the Group’s ability to keep and increase the market coverage.

(dd) Concentration of credit risk

Financial instruments that potentially expose the Group to concentrations of credit risk consist primarily of cash, cash equivalents and restricted cash, accounts receivable, advances to suppliers, receivable from processing agencies and long-term rental deposits. The Group places its cash and cash equivalents with financial institutions and third party payment processing agencies located in the PRC, Hong Kong, United States, Netherland, Singapore, Malaysia, Thailand and Indonesia. Accounts receivable primarily comprise amounts receivable from supplemental online outlets and amounts receivable from product delivery service providers. These amounts are collected from customers by the supplemental online outlets. With respect to advances to product suppliers and long-term rental deposits, the Group performs on-going credit evaluations of the financial condition of its suppliers. Receivable from processing agencies represented cash that had been received from customers but held by the processing agencies in the process of reconciliation and are collected by the Group subsequent to the year end.

(ee) Foreign currency risk

The RMB is not a freely convertible currency. The PRC State Administration for Foreign Exchange, under the authority of the People’s Bank of China, controls the conversion of RMB into foreign currencies. The value of the RMB is subject to changes in central government policies and to international economic and political developments affecting supply and demand in the China foreign exchange trading system market. The Group’s cash and cash equivalents denominated in RMB amounted to $4,829 and $4,368 at December 31, 2017 and 2018, respectively.

(ff)  Newly adopted accounting pronouncements

In May 2014, the Financial Accounting Standards Board (or FASB) issued ASU 2014-09, Revenue from Contracts with Customers, (or ASU 2014-09). ASU 2014-09 requires an entity to recognize revenue when it transfers promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. This update creates a five-step model that requires entities to exercise judgment when considering the terms of the contract(s) which include (i) identifying the contract(s) with the customer, (ii) identifying the separate performance obligations in the contract, (iii) determining the transaction price, (iv) allocating the transaction price to the separate performance obligations, and (v) recognizing revenue as each performance obligation is satisfied. ASU 2014-09 became effective for the Company as of January 1, 2018 and may be applied, at the Company’s option, retrospectively to each period presented or as a cumulative-effect adjustment as of such date. The Company has adopted ASU 2014-09 using the modified retrospective method for contracts which were not completed at the date of initial adoption. Results for reporting periods beginning after January 1, 2018 are presented under the new revenue recognition, while prior period amounts are not adjusted and continue to be reported in accordance with ASC 605, Revenue Recognition.

In January 2016, the FASB issued ASU 2016-01 Financial Instruments-Overall: Recognition and Measurement of Financial Assets and Financial Liabilities. The ASU requires equity investments (except those accounted for under the equity method of accounting or those that result in consolidation of the investee) to be measured at fair value with changes in fair value recognized in net income. The ASU also requires an entity to present separately in other comprehensive income the portion of the total change in the fair value of a liability resulting from a change in the instrument-specific credit risk when the entity has elected to measure the liability at fair value in accordance with the fair value option for financial instruments. ASU 2016-01 was further amended in February 2018 by ASU 2018-03, "Technical Corrections and Improvements to Financial Instruments-

Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities". This update was issued to clarify certain narrow aspects of guidance concerning the recognition of financial assets and liabilities established in ASU 2016-01. This includes an amendment to clarify that an entity measuring an equity security using the measurement alternative may change its measurement approach to a fair valuation method in accordance with Topic 820, Fair Value Measurement, through an irrevocable election that would apply to that security and all identical or similar investments of the same issued. ASU 2016-01 and ASU 2018-03 are effective for public companies for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. The new guidance permits early adoption of the own credit provision. Adoption of the amendment must be applied by means of a cumulative-effect adjustment to the balance sheet as of the beginning of the fiscal year of adoption, except for amendments related to equity instruments that do not have readily determinable fair values, which should be applied prospectively. The Group has adopted the new standards as of January 1, 2018, which did not result in a material impact on its consolidated financial statements.

In November 2016, the FASB issued ASU 2016-18, Statement of Cash Flows: Restricted Cash. ASU 2016-18 requires that the statement of cash flows explain the change during the period in the total of cash, cash equivalents, and amounts generally described as restricted cash or restricted cash equivalents. Entities are also required to reconcile such total to amounts on the balance sheet and disclose the nature of the restrictions. ASU 2016-18 became effective for the Company as of January 1, 2018. Adoption of ASU 2016-18 resulted in the Group including in its consolidated statements of cash flows changes in cash, cash equivalents and restricted cash. The Group adopted this ASU on January 1, 2018 on a retrospective basis. The adoption of this guidance impacted the presentation and classification of restricted cash in the Group’s consolidated statements of cash flows. For the years ended December 31, 2017 and 2016, substantially all the changes in restricted cash amounting to $15 and $47 previously reported in investing activities were reclassified to total cash, cash equivalents, and restricted cash in the statement of cash flows.

               (gg)  Recent accounting pronouncements not yet adopted

In February 2016, the FASB issued ASU 2016-02, Leases (Topic 842), which requires that a lessee should recognize the assets and liabilities that arise from operating leases. A lessee should recognize in the balance sheet a liability to make lease payments (the lease liability) and a right-of-use asset representing its right to use the underlying asset for the lease term. For leases with a term of 12 months or less, a lessee is permitted to make an accounting policy election by class of underlying asset not to recognize lease assets and lease liabilities. If a lessee makes this election, it should recognize lease expenses for such lease generally on a straight-line basis over the lease term. The new leases standard also provides lessees with a practical expedient, by class of underlying asset, to not separate non-lease components from the associated lease component. If a lessee makes that accounting policy election, it is required to account for the non-lease components together with the associated lease component as a single lease component and to provide certain disclosures. Entities were initially required to adopt the new leases standard using a modified retrospective transition method. Under that transition method, an entity initially applies the new leases standard (subject to specific transition requirements and optional practical expedients) at the beginning of the earliest period presented in the financial statements. In July 2018, the FASB issued ASU 2018-11, which provides another transition method in addition to the existing transition method by allowing entities to initially apply the new leases standard at the adoption date and recognize a cumulative-effect adjustment to the opening balance of retained earnings in the period of adoption consistent with preparers’ requests. The amendments in this Update are effective for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years for public entities. The Group adopted ASU 2016-02 on January 1, 2019. The Group estimates approximately $9,880 would be recognized as a right-of-use asset and a lease liability on consolidated balance sheet as of January 1, 2019.

In June 2016, the FASB issued ASU 2016-13, Financial Instruments - Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments and subsequently in November 2018, ASU 2018-19, Codification Improvements to Topic 326, Financial Instruments – Credit Losses. The ASUs amend the accounting for credit losses on available-for-sale debt securities and purchased financial assets with credit deterioration. In addition, these amendments require the measurement of all expected credit losses for financial assets, including trade accounts receivable, held at the reporting date based on historical experience, current conditions, and reasonable and supportable forecasts. This guidance and related amendments is effective for annual reporting periods beginning after December 15, 2019, including interim periods therein. Early application is permitted for all organizations for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. The Group is currently assessing the impact this guidance will have on its consolidated financial statements.

In January 2017, the FASB issued ASU 2017-04: Intangibles—Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment. To simplify the subsequent measurement of goodwill, the Board eliminated Step 2 from the goodwill impairment test. Under the amendments in this Update, an entity should perform its annual, or interim, goodwill impairment test by comparing the fair value of a reporting unit with its carrying amount. An entity should recognize an impairment charge for the amount by which the carrying amount exceeds the reporting unit’s fair value; however, the loss recognized should not exceed the total amount of goodwill allocated to that reporting unit. An entity should apply the amendments in this Update on a prospective basis. An entity is required to disclose the nature of and reason for the change in accounting principle upon transition. A public business entity should adopt the amendments in this Update for its annual or any interim goodwill impairment tests in fiscal years beginning after December 15, 2019. The Group does not expect the adoption of this guidance will have a significant effect on the Group’s consolidated financial statements.

In August 2018, the FASB issued ASU 2018-13, Disclosure Framework-Changes to the Disclosure Requirements for Fair Value Measurement to ASC Topic 820, Fair Value Measurement ("ASC 820"). ASU 2018-13 modifies the disclosure requirements for fair value measurements by removing, modifying, and/or adding certain disclosures. ASU 2018-13 is effective for interim and annual reporting periods in fiscal years beginning after December 15, 2019. An entity is permitted to early adopt by modifying existing disclosures and delay adoption of the additional disclosures until the effective date. The Group is evaluating the effect that adoption of this guidance will have on its consolidated financial statements and related disclosures.